Investments in Associates & Joint Ventures - Schedule of investment in associate and joint ventures - Statement of comprehensive loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Associate And Joint Ventures [Line Items]
Revenue	$ 123,769	$ 80,784
Operating expenses excluding depreciation and amortization	(134,293)	(418,576)
Loss from operations	(85,495)	(476,551)
Interest income	1,601	1,902
Other income	4,763	2,531
Interest expenses	32,124	10,043
Income tax expenses	(397)	(6,023)
Total comprehensive loss	(113,610)	(546,489)
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Revenue	6,498	705
Operating expenses excluding depreciation and amortization	(14,261)	(12,647)
Depreciation and amortization	(4,884)	(617)
Other expenses	0	(7)
Loss from operations	(14,643)	(13,827)
Other income	130	1
Interest expenses	(412)	(233)
Income tax expenses	0	0
Total comprehensive loss	$ (14,925)	$ (14,059)